29 Equity	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Equity

29	Equity

(a)	Capital

On December 31, 2019, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,218,554 shares with no par value, distributed as follows:

		Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Odebrecht		226,334,623	50.11	79,182,498	22.95			305,517,121	38.33
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			33,984,766	9.85			33,984,766	4.26
Alaska				21,898,500	6.35			21,898,500	2.75
Other		12,907,077	2.86	132,995,570	38.53	500,230	100.00	146,402,877	18.36
Total		451,668,652	100.00	343,823,073	99.64	500,230	100.00	795,991,955	99.85
Treasury shares				1,226,599	0.36			1,226,599	0.15
Total		451,668,652	100.00	345,049,672	100.00	500,230	100.00	797,218,554	100.00

(i)	American Depositary Receipts traded on the New York Stock Exchange (USA).

(b)	Capital reserves

This reserve includes part of the shares issued in Subsidiary’s several capital increases. This reserve can be used to absorb losses, to redeem, reimburse or purchase shares, and to incorporate into the capital stock.

(c)	Profit reserve

(i)	Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

(ii)	Profit retention

Under Brazilian Corporation Law, portions of the net income of the year not allocated for distribution to the shareholders or other reserve accounts must be allocated to the income retention account.

At the end of the year 2019, the Company used R$2,767,965 of the balance of this reserve to absorb the adjusted loss in the period of 2019. On December 31, 2019, the balance of this reserve was R$1,174,301.

(d)	Share rights

Preferred shares carry no voting rights but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. As common shares, only class “A” preferred shares will have the same claim on the remaining profit that exceed the minimum mandatory dividend of 6% and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In the period, 8,159 treasury shares were delivered as payment for the LTI Program for employees who left the Company.

(e)	Profit allocation and dividends proposed to fiscal year 2018

On October 3, 2019, the Annual Shareholders Meeting approved (i) the payment of the minimum mandatory dividends regarding the net profit assessed for the year 2018, in the amount of R$667,419, paid on December 30, 2019; (ii) the capital budget for 2019; and (iii) the retention of R$2,002,255, under Article 196 of Brazilian Corporation Law.

(f)	Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost	Fair value				Defined	Foreign
	and additional	adjustments of	Gain (loss)	Foreign		benefit	currency	Total
	indexation of	trade accounts	on interest	sales	Fair value	plans actuarial	translation	Braskem	Non-controlling
	PP&E	receivable	in subsidiary	hedge	of hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2016	206,703		(9,404)	(7,105,377)	(539,518)	(43,351)	1,169,088	(6,321,859)	(548,601)	(6,870,460)

Additional indexation
Realization by depreciation or write-off assets	(40,678)							(40,678)		(40,678)
Income tax and social contribution	13,831							13,831		13,831

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)							(1,459)		(1,459)
Income tax and social contribution	496							496		496

Foreign sales hedge
Exchange rate				(42,507)				(42,507)	118,179	75,672
Transfer to result				1,145,602				1,145,602	40,924	1,186,526
Income tax and social contribution				(355,960)				(355,960)	(47,731)	(403,691)

Fair value of Cash flow hedge
Change in fair value					876,636			876,636	6,513	883,149
Transfer to result					(287,576)			(287,576)	9,632	(277,944)
Income tax and social contribution					(198,343)			(198,343)	(4,844)	(203,187)

Fair value of cash flow hedge from jointly-controlled					3,534			3,534		3,534

Actuarial loss with post-employment benefits, net of taxes						(8,654)		(8,654)		(8,654)

Goodwill on the acquisition of a subsidiary under common control										-

Foreign currency translation adjustment							51,445	51,445	(52,047)	(602)

On December 31, 2017	178,893		(9,404)	(6,358,242)	(145,267)	(52,005)	1,220,533	(5,165,492)	(477,975)	(5,643,467)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)							(1,458)		(1,458)
Income tax and social contribution	496							496		496

Fair value adjustments
Accounts receivable		(449)						(449)		(449)

Foreign sales hedge
Exchange rate				(3,133,346)				(3,133,346)	4,170	(3,129,176)
Transfer to result				1,200,209				1,200,209	59,143	1,259,352
Income tax and social contribution				664,864				664,864	(18,994)	645,870

Fair value of Cash flow hedge
Change in fair value					(196,790)			(196,790)	7,722	(189,068)
Transfer to result					26,964			26,964	10,386	37,350
Income tax and social contribution					59,914			59,914	(5,433)	54,481

Fair value of cash flow hedge from jointly-controlled (RPR)					(2,329)			(2,329)		(2,329)

Actuarial loss with post-employment benefits, net of taxes						(1,569)		(1,569)		(1,569)

ILP PLan fair value
Change in fair value		9,297						9,297	133	9,430
Income tax and social contribution		(2,891)						(2,891)		(2,891)

Foreign currency translation adjustment							946,342	946,342	(145,119)	801,223

(Loss) gain from investments			(65)					(65)	65

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

	Attributed to shareholders' interest
	Deemed cost	Fair value				Defined	Foreign
	and additional	adjustments of	Gain (loss)	Foreign		benefit	currency	Total
	indexation of	trade accounts	on interest	sales	Fair value	plans actuarial	translation	Braskem	Non-controlling
	PP&E	receivable	in subsidiary	hedge	of hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,338)							(1,338)		(1,338)
Income tax and social contribution	455							455		455

Fair value adjustments
Accounts receivable		15						15		15

Foreign sales hedge
Exchange rate				(507,464)				(507,464)	116,202	(391,262)
Transfer to result				1,585,480				1,585,480	66,787	1,652,267
Income tax and social contribution				(344,567)				(344,567)	(54,897)	(399,464)

Fair value of Cash flow hedge
Change in fair value					7,150			7,150	(23,078)	(15,928)
Transfer to result					54,450			54,450	16,752	71,202
Income tax and social contribution					(21,703)			(21,703)	1,898	(19,805)

Fair value of cash flow hedge from jointly-controlled (RPR)					(978)			(978)		(978)

Actuarial loss with post-employment benefits, net of taxes						(109,492)		(109,492)		(109,492)

ILP PLan fair value
Change in fair value		19,415						19,415	348	19,763
Income tax and social contribution		(5,842)						(5,842)		(5,842)

Foreign currency translation adjustment							220,228	220,228	(83,506)	136,722

Loss on interest in subsidiary							(50)	(50)	(34)	(84)

Effect of CPC 42 / IAS 29 - hyperinflation							(3,561)	(3,561)		(3,561)

On December 31, 2019	123,614	19,545	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,757,539)	(525,430)	(5,282,969)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation. For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.